OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2024
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

NOTE 5 – OTHER CURRENT ASSETS

Other current assets consisted of the following:

	As of	As of
	September 30, 2024	September 30, 2023
Prepaid expense	$—	$39,083
Other receivables	192,387	247,481
Input VAT	702,073	—
Total other current assets	$894,460	$286,564